Gross Carrying Amount And Accumulated Amortization Of Intangible Assets, Other Than Goodwill (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Technology Rights [Line Items]
Gross Assets	$ 8,854,949	$ 9,053,034
Accumulated amortization	(236,425)	(85,993)
Net	8,618,524	8,967,041
Trademarks and Tradename
Schedule Of Technology Rights [Line Items]
Gross Assets	5,988,256	6,266,684
Accumulated amortization	(109,540)	0
Net	5,878,716	6,266,684
Customer List
Schedule Of Technology Rights [Line Items]
Indefinite-lived intangible assets	1,857,000	1,857,000
Net	1,857,000	1,857,000
Technology rights
Schedule Of Technology Rights [Line Items]
Gross Assets	303,664	303,664
Accumulated amortization	(77,779)	(51,269)
Net	225,885	252,395
Technology - patent pending
Schedule Of Technology Rights [Line Items]
Indefinite-lived intangible assets	551,559	551,559
Net	551,559	551,559
Other intangibles assets
Schedule Of Technology Rights [Line Items]
Gross Assets	154,470	74,127
Accumulated amortization	(49,106)	(34,724)
Net	$ 105,364	$ 39,403